ABERDEEN FUNDS

Aberdeen Equity Long Short Fund
Aberdeen U.S. Equity Fund

Supplement to the Aberdeen Funds Equity Series Prospectus dated February 28, 2009

The worst quarter for the Aberdeen Equity Long Short Fund found on page 3 of the Aberdeen Funds Equity Series Prospectus is replaced with the following:

                         Worst Quarter: -22.95% - 4th qtr. of 2000

The best quarter and worst quarter for the Aberdeen U.S. Equity Fund found on page 34 of the Aberdeen Funds Equity Series Prospectus are replaced with the following:

                         Best Quarter: 34.03% - 4th qtr. of 2001
                         Worst Quarter: -32.08% - 1st qtr. of 2001

THIS SUPPLEMENT IS DATED JUNE 12, 2009
Please keep this supplement for future reference.

ABERDEEN FUNDS

Aberdeen Tax-Free Income Fund

Supplement to the Aberdeen Funds Fixed Income Series Prospectus dated February 28, 2009

The average annual total returns as of December 31, 2008 for 10 Years for the Aberdeen Tax-Free Income Fund Class D shares – after taxes on distributions and sale of funds shares found on page 3 of the Aberdeen Funds Fixed Income Series Prospectus is replaced with the following:

10 Years
Class D shares – after taxes on
distributions and sales of shares	3.37%

THIS SUPPLEMENT IS DATED JUNE 12, 2009
Please keep this supplement for future reference.